Parametric

TABS Intermediate-Term Municipal Bond Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,320,769

		$1,320,769

Education — 3.4%
Arizona State University, 4.00%, 7/1/40	$1,500	$1,762,785
Arizona State University, 4.00%, 7/1/42	1,400	1,633,352
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	2,314,224
Florida Higher Educational Facilities Financing Authority, (Rollins College), 4.00%, 12/1/37	2,750	3,123,285
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	600	655,344
Nevada System of Higher Education, 5.00%, 7/1/23	500	558,515
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	663,856
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,446,540
University of Hawaii, 3.00%, 10/1/31	2,485	2,796,271
University of Michigan, 4.00%, 4/1/38	1,000	1,204,620
University of Michigan, 4.00%, 4/1/40	750	897,495
Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,514,193
Zionsville Community Schools Building Corp., IN, 5.00%, 7/15/25	350	407,547

		$18,978,027

Electric Utilities — 3.5%
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/32	$1,015	$1,233,803
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/33	1,055	1,274,092
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/34	375	450,919
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/35	375	449,479
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/36	400	477,320
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/33	1,070	1,274,274
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/37	500	585,730
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,619,051
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	857,458
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,536,700
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	4,086,947
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,902,785

		$19,748,558

Escrowed/Prerefunded — 1.0%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	$2,000	$2,239,220
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,126,503

		$5,365,723

Security	Principal Amount (000’s omitted)	Value
General Obligations — 37.1%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	$5,000	$6,288,350
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	6,220,550
Anchorage, AK, 5.00%, 9/1/28	1,835	2,213,194
Batavia, IL, 4.00%, 11/1/24	755	808,658
Brookline, MA, 5.00%, 3/15/30	2,500	3,323,725
California, 4.00%, 8/1/36	2,025	2,309,978
California, 0.55%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(1)	23,160	23,168,106
Cape May County, NJ, 3.00%, 10/1/29	3,095	3,402,148
Cape May County, NJ, 3.00%, 10/1/30	2,250	2,455,515
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	677,314
Cleveland Municipal School District, OH, 5.00%, 12/1/32	4,900	5,433,071
Collin County Community College District, TX, 4.00%, 8/15/35	775	937,068
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/40(2)	2,250	2,503,890
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/41(2)	2,500	2,772,350
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/42(2)	2,500	2,757,350
Crystal Lake, IL, 4.00%, 12/15/23	455	489,107
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35(2)	2,000	2,269,100
Dallas County, TX, 5.00%, 8/15/29	5,200	6,511,752
Decatur, IL, 5.00%, 3/1/23	1,030	1,127,047
Denton County, TX, 4.00%, 7/15/30	1,000	1,215,290
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	951,750
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,010,160
Greensboro, NC, 5.00%, 2/1/28	1,790	2,230,591
Hawaii County, HI, 5.00%, 9/1/24	1,000	1,174,390
Homewood, AL, 5.00%, 9/1/32	1,070	1,298,317
Katy Independent School District, TX, (PSF Guaranteed), 0.379% (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	480	479,256
La Grange Park District, IL, 5.00%, 12/1/22	440	480,124
Lakeland, FL, 5.00%, 10/1/31	1,860	2,201,310
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,216,385
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	1,041,330
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,792,050
Los Angeles Unified School District, CA, 4.00%, 7/1/33(2)	1,000	1,201,100
Los Angeles Unified School District, CA, 4.00%, 7/1/36(2)	2,000	2,358,020
Los Angeles Unified School District, CA, 4.00%, 7/1/38	6,550	7,667,430
Lower Merion School District, PA, 4.00%, 11/15/30(2)	5,000	6,116,450
Lower Merion School District, PA, 4.00%, 11/15/31(2)	10,000	12,163,400
Macomb County, MI, 4.00%, 5/1/24	1,000	1,125,680
Madison County, TN, 5.00%, 5/1/23	1,115	1,244,797
Morris Township, NJ, 3.00%, 11/1/29	185	204,284
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,057,578
Neshaminy School District, PA, 4.00%, 11/1/26	660	727,604
New Hampshire, 4.00%, 12/1/32	2,085	2,471,684
New York, NY, 4.00%, 8/1/36	2,210	2,553,279
New York, NY, 5.00%, 8/1/29	10,000	12,941,000
Pennsylvania, 4.00%, 6/1/30	1,500	1,573,425
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	4,045	4,691,472
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,733,306
San Diego Community College District, CA, 4.00%, 8/1/32	5,000	5,822,950
San Dieguito Union High School District, CA, (Election of 2012), 4.00%, 8/1/42	8,075	9,354,241

Security	Principal Amount (000’s omitted)	Value
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	$1,350	$1,527,660
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,780,562
South Suburban Park and Recreation District, CO, 5.00%, 12/15/29	1,255	1,691,012
St. Mary’s County, MD, 5.00%, 5/1/27	1,290	1,646,930
Texas, 4.00%, 8/26/21	2,000	2,061,480
Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,323,505
Utah, 5.00%, 7/1/25	5,000	6,093,100
Virginia, 3.00%, 6/1/32(2)	2,155	2,499,369
Washington, 5.00%, 8/1/35	10,000	11,585,500
Wickliffe School District, OH, 4.00%, 12/1/33	300	356,049
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	700	859,488
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,159,600

		$208,351,181

Hospital — 6.2%
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	$1,000	$1,192,780
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,560	2,973,158
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	1,150	1,325,547
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 4/1/39	5,000	5,730,950
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 8/15/42	1,000	1,035,190
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,409,754
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	893,904
Michigan Finance Authority, (McLaren Health Care), 0.62%, (SIFMA + 0.50%), 8/9/21 (Put Date), 10/15/38(1)	2,000	2,000,340
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	237,253
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,360	1,594,328
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,213,707
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	596,123
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	691,398
Tampa, FL, (H. Lee Moffitt Cancer Center), 4.00%, 7/1/38	250	284,885
Tampa, FL, (H. Lee Moffitt Cancer Center), 4.00%, 7/1/39	400	454,276
Tampa, FL, (H. Lee Moffitt Cancer Center), 4.00%, 7/1/45	3,680	4,101,360
Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/35	200	249,916
Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/36	450	559,832
Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/40	1,000	1,223,280
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/33	1,540	1,930,790
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,074,050

		$34,772,821

Housing — 1.5%
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	$1,800	$1,822,050
New York Mortgage Agency, 2.05%, 4/1/28	1,000	1,049,170
New York Mortgage Agency, 2.15%, 4/1/29	1,390	1,460,125
New York Mortgage Agency, 2.25%, 4/1/30	1,000	1,046,160
New York Mortgage Agency, 2.35%, 4/1/31	1,835	1,922,144
New York Mortgage Agency, 2.40%, 10/1/31	1,130	1,184,342

		$8,483,991

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.9%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$2,218,000
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,427,300
Yonkers, NY, (BAM), 4.00%, 5/1/34	795	932,106
Yonkers, NY, (BAM), 4.00%, 5/1/34	1,855	2,174,913
Yonkers, NY, (BAM), 4.00%, 5/1/35	750	875,693

		$10,628,012

Insured-Water and Sewer — 0.1%
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/32	$275	$322,872

		$322,872

Lease Revenue/Certificates of Participation — 4.5%
Aspen Fire Protection District, CO, 4.00%, 12/1/24	$130	$147,989
Aspen Fire Protection District, CO, 4.00%, 12/1/27	235	282,879
Aspen Fire Protection District, CO, 4.00%, 12/1/28	225	273,719
Michigan State Building Authority, 3.00%, 10/15/45	10,000	10,404,400
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,703,830
Orange County School Board, FL, 5.00%, 8/1/26	4,300	5,321,809
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/36	1,295	1,626,145
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	260	325,504
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	420	523,585
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/39	425	528,343
South Dakota Building Authority, Prerefunded to 6/1/24, 5.00%, 6/1/26	1,000	1,167,520
South Dakota Building Authority, Prerefunded to 6/1/24, 5.00%, 6/1/32	1,500	1,751,280
Virginia Public Building Authority, 4.00%, 8/1/35	1,000	1,215,780

		$25,272,783

Other Revenue — 12.4%
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/36	$1,000	$1,136,470
California Public Works Board, 5.00%, 9/1/39	2,660	3,072,247
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	1,055	1,276,223
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	1,165,749
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/35	380	455,073
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	450	537,422
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,636,950
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	16,500	19,267,050
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,867,500
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	3,068,158
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.69%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(1)	8,000	8,022,000
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	5,000	5,485,900
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	11,000	12,120,460
Prince William County Industrial Development Authority, VA, 5.00%, 10/1/28	1,390	1,829,031
San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27	1,000	1,025,710

		$69,965,943

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (Covenant Living Communities and Services), 4.00%, 12/1/40	$500	$545,835
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,153,410

		$1,699,245

Special Tax Revenue — 4.1%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 6/1/34	$2,500	$3,101,375
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/37	3,760	4,403,111
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/38	2,500	2,914,525
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,501,299
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	1,500	1,529,700
Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/37	1,300	1,556,412
Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/38	1,915	2,284,614
Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/39	1,560	1,854,731
Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/40	1,710	2,026,333

		$23,172,100

Transportation — 10.6%
Central Texas Regional Mobility Authority, 4.00%, 1/1/34(2)	$900	$1,039,266
Central Texas Regional Mobility Authority, 5.00%, 1/1/35(2)	850	1,059,916
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,149,060
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	2,500	3,098,025
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,147,310
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,461,712
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,750	4,440,225
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,760,355
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,463,160
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/22	655	708,238
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/33	955	1,185,881
Florida Department of Transportation, 5.00%, 7/1/28	2,455	3,077,171
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,198,540
Illinois Toll Highway Authority, 5.00%, 1/1/33	100	119,103
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,111,709
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,377,932
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,220,135
Massachusetts Department of Transportation, 5.00%, 1/1/31	1,965	2,506,063
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/25	3,480	3,725,584
Port Authority of New York and New Jersey, 4.00%, 7/15/38	3,000	3,439,230
Port Authority of New York and New Jersey, 4.00%, 7/15/39	2,000	2,279,460
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	1,835	2,241,966
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	1,615	1,966,004
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/40	5,645	6,268,208
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,654,330

		$59,698,583

Water and Sewer — 7.7%
Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/26	$1,650	$2,065,272
Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/27	1,200	1,541,940

Security	Principal Amount (000’s omitted)	Value
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	$3,870	$4,656,926
Eastern Municipal Water District Financing Authority, CA, 4.00%, 7/1/37	1,050	1,291,426
Garland, TX, Water and Sewer System Revenue, 4.00%, 3/1/31	1,370	1,661,180
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,142,650
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	761,838
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/44	5,000	5,671,800
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/36	6,000	7,022,280
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,286,982
Portland, OR, Water System Revenue, 4.00%, 5/1/38	2,890	3,424,303
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,275	2,763,010
Rancho California Water District Financing Authority, 4.00%, 8/1/38	4,500	5,429,565
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/38	1,000	1,217,910
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/39	1,000	1,213,740
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	250	302,423
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,959,804

		$43,413,049

Total Tax-Exempt Municipal Securities — 94.5% (identified cost $500,122,849)		$531,193,657

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.5%
Louisiana, 1.864%, 6/1/32	$2,655	$2,651,628

		$2,651,628

Special Tax Revenue — 0.2%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$500	$559,010
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	703,637

		$1,262,647

Transportation — 0.9%
Chicago, IL, (O’Hare International Airport), 2.686%, 1/1/35	$5,065	$4,942,883

		$4,942,883

Total Taxable Municipal Securities — 1.6% (identified cost $8,842,267)		$8,857,158

Total Investments — 96.1% (identified cost $508,965,116)		$540,050,815

Other Assets, Less Liabilities — 3.9%		$21,769,227

Net Assets — 100.0%		$561,820,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	19.6%
New York	10.0%
Others, representing less than 10% individually	66.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 2.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 0.8% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

Liq	-	Liquidity Provider

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$531,193,657	$—	$531,193,657
Taxable Municipal Securities	—	8,857,158	—	8,857,158
Total Investments	$—	$540,050,815	$—	$540,050,815

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.